Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands		9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement
Assets at beginning of period		€ 34,366,558
Assets at end of period	€ 33,830,926	38,406,435	€ 34,366,558
Liabilities at beginning of period		20,387,521
Liabilities at end of period		21,671,057	20,387,521
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period		50,679	188,518
Transfer to level 1			(158,551)
Increase		1,764	21,137
Gain / loss recognised in profit or loss		(10,689)	(12,975)
Foreign currency translation and other changes		7,389	12,550
Assets at end of period		49,143	50,679
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		47,690	66,359
Increase		6,632	9,488
Decrease		(4,977)	(22,499)
Gain / loss recognized in profit or loss		(6,842)	(6,716)
Foreign currency translation and other changes		2,959	1,058
Liabilities at end of period		45,462	47,690
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		992,423	882,422
Increase		633,695	112,194
Decrease		(6,566)	(18,495)
Gain / loss recognized in equity		(131,987)	(54,019)
Foreign currency translation and other changes		151,385	70,321
Liabilities at end of period		€ 1,638,950	€ 992,423
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input		10.00%
Increase in fair value due to increase in input		€ 113,893
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities		1.00%
Increase in fair value due to increase in input, as percentage of equity		1.00%